Document and Entity Information	0 Months Ended
Apr. 25, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 25, 2014
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Apr. 25, 2014
Document Effective Date	Apr. 25, 2014
Prospectus Date	May 01, 2014
Bradesco Latin American Equity Fund | Class A
Risk/Return:
Trading Symbol	BDEAX
Bradesco Latin American Equity Fund | Class C
Risk/Return:
Trading Symbol	BDECX
Bradesco Latin American Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	BDEIX
Bradesco Latin American Equity Fund | Retail Class
Risk/Return:
Trading Symbol	BDERX
Bradesco Latin American Hard Currency Bond Fund | Class A
Risk/Return:
Trading Symbol	BHCAX
Bradesco Latin American Hard Currency Bond Fund | Class C
Risk/Return:
Trading Symbol	BHCCX
Bradesco Latin American Hard Currency Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	BHCIX
Bradesco Latin American Hard Currency Bond Fund | Retail Class
Risk/Return:
Trading Symbol	BHCRX